******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22668
Reporting Period: 07/01/2016 - 07/15/2016
ETF Series Solutions



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-22668


ETF Series Solutions
________________________
(Exact name of registrant as specified in charter)


615 East Michigan Street
Milwaukee, WI 53202
________________________
(Address of principal executive offices) (Zip code)


Paul Fearday
ETF Series Solutions
615 E. Michigan Street
Milwaukee, WI 53202
________________________
(Name and address of agent for service)


Registrant's telephone number, including area code:
(414) 765-5346


Date of fiscal year end: June 30

Date of reporting period: July 1, 2016 to July 15, 2016


Item 1. Proxy Voting Record.


================= Falah Russell-IdealRatings US Large Cap ETF ==================


BED BATH & BEYOND INC.

Ticker:       BBBY           Security ID:  075896100
Meeting Date: JUL 01, 2016   Meeting Type: Annual
Record Date:  MAY 06, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Warren Eisenberg         For       For          Management
1b    Elect Director Leonard Feinstein        For       For          Management
1c    Elect Director Steven H. Temares        For       For          Management
1d    Elect Director Dean S. Adler            For       Against      Management
1e    Elect Director Stanley F. Barshay       For       Against      Management
1f    Elect Director Geraldine T. Elliott     For       For          Management
1g    Elect Director Klaus Eppler             For       For          Management
1h    Elect Director Patrick R. Gaston        For       For          Management
1i    Elect Director Jordan Heller            For       For          Management
1j    Elect Director Victoria A. Morrison     For       Against      Management
2     Ratify KPMG LLP as Auditors             For       For          Management
3     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
4     Proxy Access                            Against   For          Shareholder
5     Adopt Share Retention Policy For        Against   For          Shareholder
      Senior Executives
6     Submit Severance Agreement              Against   For          Shareholder
      (Change-in-Control) to Shareholder Vote


--------------------------------------------------------------------------------

IHS INC.

Ticker:       IHS            Security ID:  451734107
Meeting Date: JUL 11, 2016   Meeting Type: Special
Record Date:  JUN 10, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management
3     Adjourn Meeting                         For       For          Management



========== END NPX REPORT

SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) ETF Series Solutions
Falah Russel-IdealRatings U.S. Large Cap ETF


By (Signature and Title)* /s/ Paul Fearday
			          Paul Fearday
			          President (principal executive officer)



Date  5/4/17
* Print the name and title of each signing officer under his or her signature.